UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2013

MFS® GROWTH FUND

MEG-SEM

MFS® GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

With the year almost half over, the global economy continues to grind forward slowly, weighed down by various austerity measures. The U.S. economy remains a steadying force with resilient consumers, who took the payroll tax increase in stride and did not seem fazed by the sequestration’s early impact. The U.S. housing market recovery remains robust. With U.S. consumer sentiment rising to multi-year highs, the country’s economic outlook remains positive, except for an anticipated mid-year sequestration-related slowdown. However, market volatility has been heightened, with renewed expectations of a shift in U.S. Federal Reserve policy and a tapering of its monthly bond-buying program.

Japan has been another bright spot, with signs of a turnaround prompted by “Abenomics,” the stimulus policies of Prime

Minister Shinzo Abe. Consumer and business sentiment have risen, along with prospects for exporters, who gain as a devalued yen means less expensive products overseas and boosted sales. The Japanese stock market advanced more than 30% from January through May. However, doubts remain over whether Abenomics will succeed in lifting Japan out of its long-term deflationary slump. The major deterrent to global growth remains the eurozone’s chronic contraction, which has weighed on that 17-member region. China has seen its factory activity decelerate, which is worrisome news for the country’s trading partners.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	4.4%
Danaher Corp.	2.6%
Visa, Inc., “A”	2.5%
American Tower Corp., REIT	2.4%
Qualcomm, Inc.	2.3%
Precision Castparts Corp.	2.2%
Thermo Fisher Scientific, Inc.	2.1%
MasterCard, Inc., “A”	2.0%
EMC Corp.	2.0%
News Corp., “A”	2.0%

Equity sectors
Technology	19.4%
Health Care	15.8%
Leisure	11.8%
Retailing	10.0%
Financial Services	9.5%
Industrial Goods & Services	8.5%
Consumer Staples	5.7%
Energy	5.0%
Special Products & Services	3.9%
Utilities & Communications	2.8%
Transportation	2.2%
Basic Materials	2.1%
Autos & Housing	1.2%

Percentages are based on net assets as of 5/31/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

December 1, 2012 through May 31, 2013

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2012 through May 31, 2013.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/12	Ending Account Value 5/31/13	Expenses Paid During Period (p) 12/01/12-5/31/13
A	Actual	1.05%	$1,000.00	$1,137.66	$5.60
	Hypothetical (h)	1.05%	$1,000.00	$1,019.70	$5.29
B	Actual	1.80%	$1,000.00	$1,133.37	$9.57
	Hypothetical (h)	1.80%	$1,000.00	$1,015.96	$9.05
C	Actual	1.81%	$1,000.00	$1,133.27	$9.63
	Hypothetical (h)	1.81%	$1,000.00	$1,015.91	$9.10
I	Actual	0.81%	$1,000.00	$1,139.09	$4.32
	Hypothetical (h)	0.81%	$1,000.00	$1,020.89	$4.08
R1	Actual	1.81%	$1,000.00	$1,133.33	$9.63
	Hypothetical (h)	1.81%	$1,000.00	$1,015.91	$9.10
R2	Actual	1.31%	$1,000.00	$1,136.32	$6.98
	Hypothetical (h)	1.31%	$1,000.00	$1,018.40	$6.59
R3	Actual	1.04%	$1,000.00	$1,137.61	$5.54
	Hypothetical (h)	1.04%	$1,000.00	$1,019.75	$5.24
R4	Actual	0.81%	$1,000.00	$1,138.97	$4.32
	Hypothetical (h)	0.81%	$1,000.00	$1,020.89	$4.08
R5	Actual	0.73%	$1,000.00	$1,139.60	$3.89
	Hypothetical (h)	0.73%	$1,000.00	$1,021.29	$3.68

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.04%, 1.79%, 1.80%, 0.80%, 1.80%, 1.30%, 1.03%, 0.80% and 0.72% for classes A, B, C, I, R1, R2, R3, R4 and R5 respectively; the actual expenses paid during the period would have been approximately $5.54, $9.52, $9.57, $4.27, $9.57, $6.92, $5.49, $4.27 and $3.84 for classes A, B, C, I, R1, R2, R3, R4 and R5 respectively; and the hypothetical expenses paid during the period would have been approximately $5.24, $9.00, $9.05, $4.03, $9.05, $6.54, $5.19, $4.03 and $3.63 for classes A, B, C, I, R1, R2, R3, R4, and R5 respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

5/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.9%
Issuer	Shares/Par	Value ($)
Aerospace - 3.4%
Honeywell International, Inc.	993,430	$77,944,516
Precision Castparts Corp.	729,201	155,990,678

		$233,935,194
Alcoholic Beverages - 1.3%
Diageo PLC	1,760,997	$52,133,666
Pernod Ricard S.A.	327,006	39,268,889

		$91,402,555
Apparel Manufacturers - 2.4%
LVMH Moet Hennessy Louis Vuitton S.A.	251,830	$43,782,819
Michael Kors Holdings Ltd. (a)	464,710	29,193,082
NIKE, Inc., “B”	712,298	43,920,295
VF Corp.	286,970	52,762,304

		$169,658,500
Automotive - 0.3%
LKQ Corp. (a)	943,340	$23,092,963

Biotechnology - 5.8%
Alexion Pharmaceuticals, Inc. (a)	588,060	$57,359,372
Biogen Idec, Inc. (a)	528,422	125,494,941
Celgene Corp. (a)	765,999	94,715,776
Gilead Sciences, Inc. (a)	1,641,620	89,435,458
Illumina, Inc. (a)	296,670	20,861,834
Regeneron Pharmaceuticals, Inc. (a)	56,069	13,561,409

		$401,428,790
Broadcasting - 5.8%
Discovery Communications, Inc., “A” (a)	1,019,410	$80,390,673
News Corp., “A”	4,277,800	137,360,158
Time Warner, Inc.	811,730	47,380,680
Viacom, Inc., “B”	780,330	51,415,944
Walt Disney Co.	1,444,700	91,131,676

		$407,679,131
Brokerage & Asset Managers - 2.9%
Affiliated Managers Group, Inc. (a)	443,582	$72,747,448
BlackRock, Inc.	259,425	72,431,460
IntercontinentalExchange, Inc. (a)	318,744	54,572,160

		$199,751,068

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 2.4%
Cognizant Technology Solutions Corp., “A” (a)	912,074	$58,965,584
FleetCor Technologies, Inc. (a)	600,620	52,301,990
Verisk Analytics, Inc., “A” (a)	1,005,300	59,131,746

		$170,399,320
Cable TV - 1.7%
Comcast Corp., “Special A”	1,882,161	$73,027,847
Time Warner Cable, Inc.	474,290	45,299,438

		$118,327,285
Chemicals - 1.0%
Monsanto Co.	701,320	$70,580,845

Computer Software - 4.0%
Autodesk, Inc. (a)	578,130	$21,812,845
Citrix Systems, Inc. (a)	998,374	64,245,367
Oracle Corp.	3,275,646	110,585,809
PTC, Inc. (a)	691,030	17,351,763
Salesforce.com, Inc. (a)	888,448	37,608,004
TIBCO Software, Inc. (a)	632,640	13,494,211
VMware, Inc., “A” (a)	229,930	16,352,622

		$281,450,621
Computer Software - Systems - 3.7%
Apple, Inc.	266,288	$119,744,388
EMC Corp.	5,620,631	139,166,824

		$258,911,212
Construction - 0.9%
Stanley Black & Decker, Inc.	785,010	$62,188,492

Consumer Products - 1.1%
Estee Lauder Cos., Inc., “A”	1,139,742	$77,251,713

Consumer Services - 1.5%
Priceline.com, Inc. (a)	127,147	$102,217,288

Electrical Equipment - 3.4%
AMETEK, Inc.	1,206,890	$52,077,304
Danaher Corp.	2,951,125	182,438,548

		$234,515,852

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 1.8%
Altera Corp.	1,762,270	$58,489,741
Linear Technology Corp.	1,010,380	37,889,250
NXP Semiconductors N.V. (a)	900,030	27,765,926

		$124,144,917
Energy - Independent - 3.2%
Anadarko Petroleum Corp.	667,720	$58,405,468
Cabot Oil & Gas Corp.	644,190	45,325,208
Noble Energy, Inc.	777,270	44,809,616
Pioneer Natural Resources Co.	556,680	77,200,382

		$225,740,674
Engineering - Construction - 0.1%
Fluor Corp.	142,040	$8,978,348

Entertainment - 0.2%
Netflix, Inc. (a)	61,351	$13,880,664

Food & Beverages - 2.3%
Groupe Danone	470,606	$34,569,699
Mead Johnson Nutrition Co., “A”	799,261	64,796,089
Mondelez International, Inc.	2,086,170	61,458,568

		$160,824,356
Food & Drug Stores - 0.5%
CVS Caremark Corp.	615,070	$35,415,731

Gaming & Lodging - 2.1%
Las Vegas Sands Corp.	1,307,290	$75,692,091
Wynn Resorts Ltd.	535,678	72,793,283

		$148,485,374
General Merchandise - 2.0%
Costco Wholesale Corp.	600,310	$65,835,998
Target Corp.	1,095,910	76,165,745

		$142,001,743
Insurance - 0.4%
ACE Ltd.	276,960	$24,837,773

Internet - 7.6%
eBay, Inc. (a)	2,231,930	$120,747,413
Facebook, Inc., “A “ (a)	1,405,300	34,219,055
Google, Inc., “A” (a)	352,374	306,709,853

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - continued
LinkedIn Corp., “A” (a)	207,101	$34,695,631
Yahoo!, Inc. (a)	1,311,680	34,497,184

		$530,869,136
Leisure & Toys - 0.6%
Polaris Industries, Inc.	424,603	$40,553,833

Machinery & Tools - 1.6%
Cummins, Inc.	241,360	$28,873,897
Joy Global, Inc.	437,798	23,676,116
Roper Industries, Inc.	457,588	56,841,581

		$109,391,594
Major Banks - 0.5%
Morgan Stanley	1,369,040	$35,458,136

Medical & Health Technology & Services - 2.7%
Catamaran Corp. (a)	996,580	$49,051,668
Cerner Corp. (a)	555,400	54,584,712
Express Scripts Holding Co. (a)	1,332,699	82,787,262

		$186,423,642
Medical Equipment - 4.8%
Abbott Laboratories	1,126,810	$41,320,123
Cooper Cos., Inc.	267,653	30,247,466
Covidien PLC	1,597,178	101,580,521
Intuitive Surgical, Inc. (a)	21,013	10,454,598
Thermo Fisher Scientific, Inc.	1,683,547	148,657,200

		$332,259,908
Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc.	815,740	$30,981,805

Network & Telecom - 2.3%
Qualcomm, Inc.	2,535,339	$160,943,320

Oil Services - 1.8%
Cameron International Corp. (a)	548,910	$33,412,152
Dresser-Rand Group, Inc. (a)	990,159	60,003,635
FMC Technologies, Inc. (a)	581,180	32,348,479

		$125,764,266

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - 5.7%
American Express Co.	1,067,800	$80,843,138
MasterCard, Inc., “A”	245,689	140,104,152
Visa, Inc., “A”	979,327	174,457,312

		$395,404,602
Pharmaceuticals - 2.5%
Allergan, Inc.	360,727	$35,888,729
Bristol-Myers Squibb Co.	1,353,210	62,261,192
Perrigo Co.	277,096	32,118,197
Valeant Pharmaceuticals International, Inc. (a)	227,870	20,763,514
Zoetis, Inc. (l)	776,130	24,836,160

		$175,867,792
Railroad & Shipping - 1.5%
Kansas City Southern Co.	521,370	$57,715,659
Union Pacific Corp.	298,326	46,127,166

		$103,842,825
Restaurants - 1.4%
Starbucks Corp.	1,050,540	$66,257,558
YUM! Brands, Inc.	485,112	32,866,338

		$99,123,896
Specialty Chemicals - 1.1%
Airgas, Inc.	496,260	$51,060,191
Praxair, Inc.	206,980	23,664,023

		$74,724,214
Specialty Stores - 5.1%
Amazon.com, Inc. (a)	410,676	$110,484,164
AutoZone, Inc. (a)	106,651	43,602,128
PetSmart, Inc.	524,680	35,415,900
Ross Stores, Inc.	1,171,084	75,300,701
Tiffany & Co.	706,580	54,957,792
Tractor Supply Co.	292,727	32,779,569

		$352,540,254
Telecommunications - Wireless - 2.4%
American Tower Corp., REIT	2,120,204	$165,036,679

Tobacco - 1.0%
Philip Morris International, Inc.	790,380	$71,853,446

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 0.7%
Expeditors International of Washington, Inc.	1,287,989	$50,270,211
Total Common Stocks (Identified Cost, $5,025,900,322)		$6,828,409,968

Money Market Funds - 2.1%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)	146,166,006	$146,166,006

Collateral for Securities Loaned - 0.1%
Morgan Stanley Repurchase Agreement, 0.08%, dated 5/31/13, due 6/03/13, total to be received $5,580,337 (secured by U.S. Treasury and Federal Agency obligations valued at $5,691,927 in an individually traded account), at Cost and Value	$5,580,300	$5,580,300
Total Investments (Identified Cost, $5,177,646,628)		$6,980,156,274

Other Assets, Less Liabilities - (0.1)%		(3,571,405)
Net Assets - 100.0%		$6,976,584,869

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $5,031,480,622)	$6,833,990,268
Underlying affiliated funds, at cost and value	146,166,006
Total investments, at value, including $5,411,200 of securities on loan (identified cost, $5,177,646,628)	$6,980,156,274
Receivables for
Investments sold	31,448,788
Fund shares sold	23,666,740
Interest and dividends	3,427,162
Other assets	21,652
Total assets	$7,038,720,616
Liabilities
Payables for
Investments purchased	$38,693,551
Fund shares reacquired	14,779,079
Collateral for securities loaned, at value	5,580,300
Payable to affiliates
Investment adviser	243,548
Shareholder servicing costs	2,598,778
Distribution and service fees	6,897
Payable for independent Trustees’ compensation	60,676
Accrued expenses and other liabilities	172,918
Total liabilities	$62,135,747
Net assets	$6,976,584,869
Net assets consist of
Paid-in capital	$5,360,219,871
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,802,496,635
Accumulated net realized gain (loss) on investments and foreign currency	(191,641,479)
Undistributed net investment income	5,509,842
Net assets	$6,976,584,869
Shares of beneficial interest outstanding	126,025,107

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,060,092,305	55,602,578	$55.04
Class B	137,079,157	2,880,751	47.58
Class C	270,280,279	5,716,331	47.28
Class I	1,219,371,172	21,241,579	57.40
Class R1	12,715,580	268,099	47.43
Class R2	139,276,113	2,623,190	53.09
Class R3	239,661,578	4,372,632	54.81
Class R4	589,637,232	10,518,534	56.06
Class R5	1,308,471,453	22,801,413	57.39

Shares outstanding are rounded for presentation purposes.

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $58.40 [100 / 94.25 x $55.04]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$39,713,247
Interest	199,145
Dividends from underlying affiliated funds	85,372
Foreign taxes withheld	(255,282)
Total investment income	$39,742,482
Expenses
Management fee	$20,127,845
Distribution and service fees	6,098,786
Shareholder servicing costs	4,152,399
Administrative services fee	253,729
Independent Trustees’ compensation	50,326
Custodian fee	98,380
Shareholder communications	145,336
Audit and tax fees	30,361
Legal fees	30,327
Miscellaneous	277,046
Total expenses	$31,264,535
Fees paid indirectly	(39)
Reduction of expenses by investment adviser and/or distributor	(82,133)
Net expenses	$31,182,363
Net investment income	$8,560,119
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$143,772,700
Foreign currency	28,065
Net realized gain (loss) on investments and foreign currency	$143,800,765
Change in unrealized appreciation (depreciation)
Investments	$662,564,634
Translation of assets and liabilities in foreign currencies	(13,019)
Net unrealized gain (loss) on investments and foreign currency translation	$662,551,615
Net realized and unrealized gain (loss) on investments and foreign currency	$806,352,380
Change in net assets from operations	$814,912,499

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/13 (unaudited)	Year ended 11/30/12
From operations
Net investment income (loss)	$8,560,119	$(2,981,407)
Net realized gain (loss) on investments and foreign currency	143,800,765	30,003,216
Net unrealized gain (loss) on investments and foreign currency translation	662,551,615	579,568,571
Change in net assets from operations	$814,912,499	$606,590,380
Change in net assets from fund share transactions	$427,809,190	$1,162,109,028
Total change in net assets	$1,242,721,689	$1,768,699,408
Net assets
At beginning of period	5,733,863,180	3,965,163,772
At end of period (including undistributed net investment income of $5,509,842 and accumulated net investment loss of $3,050,277, respectively)	$6,976,584,869	$5,733,863,180

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class A			2012	2011		2010	2009	2008

Net asset value, beginning of period	$48.38		$42.43	$39.61		$35.08	$25.99	$45.06
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$(0.05)	$(0.00	)(w)	$(0.08)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	6.61		6.00	2.82		4.61	9.16	(15.95)
Total from investment operations	$6.66		$5.95	$2.82		$4.53	$9.09	$(15.99)
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—		$—	$—	$(3.08)
Net asset value, end of period (x)	$55.04		$48.38	$42.43		$39.61	$35.08	$25.99
Total return (%) (r)(s)(t)(x)	13.77	(n)	14.02	7.12		12.91	34.97	(38.04)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.11	1.21		1.30	1.39	1.29
Expenses after expense reductions (f)	1.05	(a)	1.10	1.09		1.15	1.24	1.14
Net investment income (loss) (l)	0.21	(a)	(0.11)	(0.00	)(w)	(0.21)	(0.25)	(0.12)
Portfolio turnover	19	(n)	50	80		103	108	121
Net assets at end of period (000 omitted)	$3,060,092		$2,647,251	$2,269,089		$1,662,038	$1,556,478	$1,212,554

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$41.98		$37.10	$34.89	$31.13	$23.24	$40.91
Income (loss) from investment operations
Net investment loss (d)(l)	$(0.12)		$(0.35)	$(0.27)	$(0.31)	$(0.25)	$(0.30)
Net realized and unrealized gain (loss) on investments and foreign currency	5.72		5.23	2.48	4.07	8.14	(14.29)
Total from investment operations	$5.60		$4.88	$2.21	$3.76	$7.89	$(14.59)
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$—	$—	$(3.08)
Net asset value, end of period (x)	$47.58		$41.98	$37.10	$34.89	$31.13	$23.24
Total return (%) (r)(s)(t)(x)	13.34	(n)	13.15	6.33	12.08	33.95	(38.51)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.86	1.96	2.05	2.15	2.04
Expenses after expense reductions (f)	1.80	(a)	1.84	1.84	1.90	2.00	1.89
Net investment loss (l)	(0.52	)(a)	(0.86)	(0.74)	(0.96)	(0.99)	(0.87)
Portfolio turnover	19	(n)	50	80	103	108	121
Net assets at end of period (000 omitted)	$137,079		$135,197	$147,690	$126,226	$156,809	$169,643

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$41.72		$36.86	$34.67	$30.94	$23.10	$40.67
Income (loss) from investment operations
Net investment loss (d)(l)	$(0.13)		$(0.34)	$(0.28)	$(0.31)	$(0.25)	$(0.29)
Net realized and unrealized gain (loss) on investments and foreign currency	5.69		5.20	2.47	4.04	8.09	(14.20)
Total from investment operations	$5.56		$4.86	$2.19	$3.73	$7.84	$(14.49)
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$—	$—	$(3.08)
Net asset value, end of period (x)	$47.28		$41.72	$36.86	$34.67	$30.94	$23.10
Total return (%) (r)(s)(t)(x)	13.33	(n)	13.19	6.32	12.06	33.94	(38.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.86	1.96	2.05	2.14	2.04
Expenses after expense reductions (f)	1.81	(a)	1.85	1.84	1.90	1.99	1.89
Net investment loss (l)	(0.56	)(a)	(0.85)	(0.75)	(0.96)	(1.00)	(0.87)
Portfolio turnover	19	(n)	50	80	103	108	121
Net assets at end of period (000 omitted)	$270,280		$212,919	$167,878	$106,161	$96,581	$78,656

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class I			2012	2011	2010	2009		2008

Net asset value, beginning of period	$50.40		$44.11	$41.07	$36.27	$26.81		$46.27
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.11		$0.07	$0.10	$0.01	$(0.00	)(w)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	6.89		6.22	2.94	4.79	9.46		(16.43)
Total from investment operations	$7.00		$6.29	$3.04	$4.80	$9.46		$(16.38)
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$—	$—		$(3.08)
Net asset value, end of period (x)	$57.40		$50.40	$44.11	$41.07	$36.27		$26.81
Total return (%) (r)(s)(x)	13.89	(n)	14.26	7.40	13.23	35.29		(37.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.86	0.91	1.05	1.14		1.04
Expenses after expense reductions (f)	0.81	(a)	0.84	0.82	0.90	0.99		0.89
Net investment income (loss) (l)	0.42	(a)	0.15	0.23	0.04	(0.00	)(w)	0.13
Portfolio turnover	19	(n)	50	80	103	108		121
Net assets at end of period (000 omitted)	$1,219,371		$883,450	$965,273	$108,419	$82,183		$55,173

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$41.85		$36.98	$34.78	$31.03	$23.17	$40.79
Income (loss) from investment operations
Net investment loss (d)(l)	$(0.12)		$(0.34)	$(0.28)	$(0.31)	$(0.25)	$(0.30)
Net realized and unrealized gain (loss) on investments and foreign currency	5.70		5.21	2.48	4.06	8.11	(14.24)
Total from investment operations	$5.58		$4.87	$2.20	$3.75	$7.86	$(14.54)
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$—	$—	$(3.08)
Net asset value, end of period (x)	$47.43		$41.85	$36.98	$34.78	$31.03	$23.17
Total return (%) (r)(s)(x)	13.33	(n)	13.17	6.33	12.09	33.92	(38.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.81	(a)	1.86	1.95	2.05	2.14	2.07
Expenses after expense reductions (f)	1.81	(a)	1.85	1.84	1.90	1.99	1.92
Net investment loss (l)	(0.53	)(a)	(0.86)	(0.76)	(0.96)	(1.00)	(0.90)
Portfolio turnover	19	(n)	50	80	103	108	121
Net assets at end of period (000 omitted)	$12,716		$12,146	$10,291	$5,894	$5,392	$4,535

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$46.73		$41.08	$38.46	$34.14	$25.36	$44.15
Income (loss) from investment operations
Net investment loss (d)(l)	$(0.01)		$(0.16)	$(0.10)	$(0.17)	$(0.14)	$(0.14)
Net realized and unrealized gain (loss) on investments and foreign currency	6.37		5.81	2.72	4.49	8.92	(15.57)
Total from investment operations	$6.36		$5.65	$2.62	$4.32	$8.78	$(15.71)
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$—	$—	$(3.08)
Net asset value, end of period (x)	$53.09		$46.73	$41.08	$38.46	$34.14	$25.36
Total return (%) (r)(s)(x)	13.61	(n)	13.75	6.81	12.65	34.62	(38.20)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.36	1.44	1.55	1.64	1.55
Expenses after expense reductions (f)	1.31	(a)	1.35	1.33	1.40	1.49	1.41
Net investment loss (l)	(0.04	)(a)	(0.36)	(0.26)	(0.47)	(0.50)	(0.38)
Portfolio turnover	19	(n)	50	80	103	108	121
Net assets at end of period (000 omitted)	$139,276		$124,942	$103,764	$42,889	$30,378	$24,612

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$48.18		$42.25	$39.45	$34.92	$25.88	$44.88
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05		$(0.04)	$(0.02)	$(0.08)	$(0.07)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	6.58		5.97	2.82	4.61	9.11	(15.87)
Total from investment operations	$6.63		$5.93	$2.80	$4.53	$9.04	$(15.92)
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$—	$—	$(3.08)
Net asset value, end of period (x)	$54.81		$48.18	$42.25	$39.45	$34.92	$25.88
Total return (%) (r)(s)(x)	13.76	(n)	14.04	7.10	12.97	34.93	(38.04)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.11	1.20	1.30	1.38	1.31
Expenses after expense reductions (f)	1.04	(a)	1.10	1.09	1.15	1.23	1.16
Net investment income (loss) (l)	0.19	(a)	(0.08)	(0.04)	(0.22)	(0.26)	(0.13)
Portfolio turnover	19	(n)	50	80	103	108	121
Net assets at end of period (000 omitted)	$239,662		$181,189	$83,479	$30,767	$13,572	$8,232

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$49.22		$43.05	$40.10	$35.42	$26.18	$45.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12		$0.08	$0.10	$0.01	$(0.04)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	6.72		6.09	2.85	4.67	9.28	(16.04)
Total from investment operations	$6.84		$6.17	$2.95	$4.68	$9.24	$(15.99)
Less distributions declared to shareholders
From net realized gain on investments	$—		$—	$—	$—	$—	$(3.08)
Net asset value, end of period (x)	$56.06		$49.22	$43.05	$40.10	$35.42	$26.18
Total return (%) (r)(s)(x)	13.90	(n)	14.33	7.36	13.21	35.29	(37.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.86	0.96	1.05	1.07	1.06
Expenses after expense reductions (f)	0.81	(a)	0.85	0.84	0.90	0.92	0.91
Net investment income (loss) (l)	0.44	(a)	0.17	0.23	0.04	(0.13)	0.12
Portfolio turnover	19	(n)	50	80	103	108	121
Net assets at end of period (000 omitted)	$589,637		$475,711	$216,784	$149,511	$106,634	$5,344

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/13 (unaudited)		Years ended 11/30
Class R5 (y)			2012	2011 (i)

Net asset value, beginning of period	$50.36		$44.07	$40.29
Income (loss) from investment operations
Net investment income (d)(l)	$0.14		$0.13	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	6.89		6.16	3.76
Total from investment operations	$7.03		$6.29	$3.78
Net asset value, end of period (x)	$57.39		$50.36	$44.07
Total return (%) (r)(s)(x)	13.96	(n)	14.27	9.38	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)	0.81	0.97	(a)
Expenses after expense reductions (f)	0.73	(a)	0.81	0.91	(a)
Net investment income (l)	0.52	(a)	0.27	0.15	(a)
Portfolio turnover	19	(n)	50	80	(n)
Net assets at end of period (000 omitted)	$1,308,471		$1,061,058	$916

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, August 26, 2011, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 or ratio was less than 0.01%, as applicable.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements, please see Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Growth Fund (the fund) is a series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In January 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities which is intended to clarify the scope of Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities. Consistent with the effective date for ASU 2011-11, ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. Although still evaluating the potential impact of these two ASUs to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity

Notes to Financial Statements (unaudited) – continued

securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$6,561,073,787	$—	$—	$6,561,073,787
France	—	117,621,407	—	117,621,407
Canada	69,815,182	—	—	69,815,182
United Kingdom	—	52,133,666	—	52,133,666
Netherlands	27,765,926	—	—	27,765,926
Short Term Securities	—	5,580,300	—	5,580,300
Mutual Funds	146,166,006	—	—	146,166,006
Total Investments	$6,804,820,901	$175,335,373	$—	$6,980,156,274

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $169,755,073 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. Collateral for securities loaned is held at carrying value, which approximates fair value. If the collateral for securities loaned was carried at fair value, its fair value would be considered level 2 under the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The fund declared no distributions for the current period or for the year ended November 30, 2012.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/13
Cost of investments	$5,213,287,250
Gross appreciation	1,791,955,362
Gross depreciation	(25,086,338)
Net unrealized appreciation (depreciation)	$1,766,869,024

As of 11/30/12
Capital loss carryforwards	(295,000,772)
Post-October capital loss deferral	(4,800,850)
Late year ordinary loss deferral	(2,990,833)
Other temporary differences	(59,436)
Net unrealized appreciation (depreciation)	1,104,304,390

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

Notes to Financial Statements (unaudited) – continued

As of November 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

8/31/16	$(83,141,180)
8/31/17	(211,859,592)
Total	$(295,000,772)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Average daily net assets in excess of $2.5 billion	0.60%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through May 31, 2013, this management fee reduction amounted to $6,138, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2013 was equivalent to an annual effective rate of 0.63% of the fund’s average daily net assets.

Effective August 1, 2013, the investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $5 billion to $10 billion and 0.50% of average daily net assets in excess of $10 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2015.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.22%	1.97%	1.97%	0.97%	1.97%	1.47%	1.22%	0.97%	0.91%

This written agreement will continue until August 31, 2013. For the six months ended May 31, 2013, the fund’s actual opertating expenses did not exceed the limit and therefore, the investment advisor did not pay any portion of the fund’s expenses related to this agreement.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $759,159 for the six months ended May 31, 2013, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,554,070
Class B	0.75%	0.25%	1.00%	1.00%	685,517
Class C	0.75%	0.25%	1.00%	1.00%	1,202,879
Class R1	0.75%	0.25%	1.00%	1.00%	62,756
Class R2	0.25%	0.25%	0.50%	0.50%	326,778
Class R3	—	0.25%	0.25%	0.24%	266,786
Total Distribution and Service Fees					$6,098,786

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2013 based on each class’s average daily net assets. Effective January 1, 2013, MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS seed money. For the period January 1, 2013 through May 31, 2013, this rebate amounted to $50,549, $1,376, $640, and $13,361 for Class A, Class B, Class C, and Class R3, respectively, and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2013, were as follows:

Amount
Class A	$4,255
Class B	74,952
Class C	12,738

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2013, the fee was $1,033,395, which equated to 0.0326% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended May 31, 2013, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,589,658.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended May 31, 2013, these costs for the fund amounted to $529,346 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2013 was equivalent to an annual effective rate of 0.0080% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of

Notes to Financial Statements (unaudited) – continued

$1,938 and the Retirement Deferral plan resulted in an expense of $5,023. Both amounts are included in independent Trustees’ compensation for the six months ended May 31, 2013. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $60,663 at May 31, 2013, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $22,592 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $10,069, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 31, 2012, MFS purchased 2,165 shares of Class R5 for an aggregate amount of $100,000.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $1,552,895,244 and $1,166,304,754, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/13		Year ended 11/30/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,902,484	$307,828,334	9,727,019	$448,758,033
Class B	188,774	8,480,969	489,192	19,541,251
Class C	1,025,844	45,951,263	1,302,910	51,941,576
Class I	6,354,751	344,274,790	16,518,635	794,736,146
Class R1	26,997	1,208,395	71,119	2,801,582
Class R2	323,428	16,180,577	698,707	30,859,707
Class R3	1,247,046	64,236,843	2,423,597	110,444,938
Class R4	1,912,844	101,191,637	9,581,034	448,124,719
Class R5 (formerly Class W)	2,348,948	126,822,380	21,714,798	1,015,780,082
	19,331,116	$1,016,175,188	62,527,011	$2,922,988,034

Shares reacquired
Class A	(5,020,303)	$(260,358,783)	(8,490,574)	$(390,364,391)
Class B	(528,139)	(23,791,544)	(1,250,361)	(49,839,201)
Class C	(413,185)	(18,443,235)	(753,542)	(29,924,213)
Class I	(2,642,221)	(142,731,226)	(20,874,694)	(974,775,442)
Class R1	(49,139)	(2,218,711)	(59,185)	(2,343,284)
Class R2	(373,917)	(18,451,507)	(550,707)	(24,647,357)
Class R3	(635,283)	(33,211,967)	(638,549)	(29,327,466)
Class R4	(1,060,178)	(56,037,225)	(4,950,381)	(227,761,787)
Class R5 (formerly Class W)	(615,976)	(33,121,800)	(667,154)	(31,895,865)
	(11,338,341)	$(588,365,998)	(38,235,147)	$(1,760,879,006)

Net change
Class A	882,181	$47,469,551	1,236,445	$58,393,642
Class B	(339,365)	(15,310,575)	(761,169)	(30,297,950)
Class C	612,659	27,508,028	549,368	22,017,363
Class I	3,712,530	201,543,564	(4,356,059)	(180,039,296)
Class R1	(22,142)	(1,010,316)	11,934	458,298
Class R2	(50,489)	(2,270,930)	148,000	6,212,350
Class R3	611,763	31,024,876	1,785,048	81,117,472
Class R4	852,666	45,154,412	4,630,653	220,362,932
Class R5 (formerly Class W)	1,732,972	93,700,580	21,047,644	983,884,217
	7,992,775	$427,809,190	24,291,864	$1,162,109,028

On June 8, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their class I shares at the time of the conversion.

Notes to Financial Statements (unaudited) – continued

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 6%, 6%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Redesignation of Class W to Class R5 – On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2013, the fund’s commitment fee and interest expense were $15,916 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	89,102,077	462,065,281	(405,001,352)	146,166,006

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$85,372	$146,166,006

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2012 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

A schedule of investments for the series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST II

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: July 17, 2013

*	Print name and title of each signing officer under his or her signature.